Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000130213 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class R6 Shares
Trading Symbol	TXRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class R6 Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class R6 Shares returned 4.35% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class R6 Shares	August 16, 2013	4.35%	3.55%	2.75%
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89

Performance Inception Date	Aug. 16, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 612,231,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 1,470,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007161 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class I Shares
Trading Symbol	TXRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class I Shares	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class I Shares returned 4.25% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class I Shares	August 31, 2005	4.25%	3.47%	2.66%
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89

Performance Inception Date	Aug. 31, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 612,231,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 1,470,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007163 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class C Shares
Trading Symbol	TXRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class C Shares	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class C Shares, without a sales charge, returned 3.49% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class C Shares	August 31, 2005	2.49%	2.69%	1.97%
JPMorgan Tax Aware Real Return Fund Class C Shares - excluding sales charge		3.49	2.69	1.97
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89

Performance Inception Date	Aug. 31, 2005
No Deduction of Taxes [Text Block]
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 612,231,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 1,470,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007162 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Aware Real Return Fund
Class Name	Class A Shares
Trading Symbol	TXRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class A Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class A Shares, without a sales charge, returned 4.00% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class A Shares	August 31, 2005	0.05%	2.42%	2.01%
JPMorgan Tax Aware Real Return Fund Class A Shares - excluding sales charge		4.00	3.20	2.40
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89

Performance Inception Date	Aug. 31, 2005
No Deduction of Taxes [Text Block]
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 612,231,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 1,470,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000007189 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	JMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Research Market Neutral Fund (Class A Shares)	$263	2.58%*
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.58%	[1]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class A Shares, without a sales charge, returned 4.15% for the twelve months ended October 31, 2025. The Bloomberg U.S. Aggregate Index returned 6.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.34% for the twelve months ended October 31, 2025.
  The hardware & semiconductors and industrial cyclical sectors were additive to performance.
  Longs in Howmet Aerospace and Seagate Technology were among the top contributors.
  The insurance and retail sectors took away from performance.
  Shorts in Fox and KLA were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class A Shares)	February 28, 2002	(1.31)%	4.33%	3.97%
JPMorgan Research Market Neutral Fund (Class A Shares) - excluding sales charge		4.15	5.46	4.54
Bloomberg U.S. Aggregate Index		6.16	(0.24)	1.90
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.12

Performance Inception Date	Feb. 28, 2002
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 388,455,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 578,000
Investment Company Portfolio Turnover	284.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$388,455
Total number of portfolio holdings	319
Portfolio turnover rate	284%
Total advisory fees paid (000's)	$578

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000081099 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class C Shares
Trading Symbol	JMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Research Market Neutral Fund (Class C Shares)	$304	2.99%*
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 304
Expense Ratio, Percent	2.99%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class C Shares, without a sales charge, returned 3.58% for the twelve months ended October 31, 2025. The Bloomberg U.S. Aggregate Index returned 6.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.34% for the twelve months ended October 31, 2025.
  The hardware & semiconductors and industrial cyclical sectors were additive to performance.
  Longs in Howmet Aerospace and Seagate Technology were among the top contributors.
  The insurance and retail sectors took away from performance.
  Shorts in Fox and KLA were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class C Shares)	November 2, 2009	2.58%	4.93%	4.13%
JPMorgan Research Market Neutral Fund (Class C Shares) - excluding sales charge		3.58	4.93	4.13
Bloomberg U.S. Aggregate Index		6.16	(0.24)	1.90
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.12

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 388,455,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 578,000
Investment Company Portfolio Turnover	284.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$388,455
Total number of portfolio holdings	319
Portfolio turnover rate	284%
Total advisory fees paid (000's)	$578

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000081100 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Research Market Neutral Fund
Class Name	Class I Shares
Trading Symbol	JMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Research Market Neutral Fund (Class I Shares)	$235	2.30%*
*	Includes dividend and interest expenses on short sales.

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.30%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class I Shares returned 4.37% for the twelve months ended October 31, 2025. The Bloomberg U.S. Aggregate Index returned 6.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.34% for the twelve months ended October 31, 2025.
  The hardware & semiconductors and industrial cyclical sectors were additive to performance.
  Longs in Howmet Aerospace and Seagate Technology were among the top contributors.
  The insurance and retail sectors took away from performance.
  Shorts in Fox and KLA were among the top detractors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class I Shares)	November 2, 2009	4.37%	5.71%	4.79%
Bloomberg U.S. Aggregate Index		6.16	(0.24)	1.90
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.12

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 388,455,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 578,000
Investment Company Portfolio Turnover	284.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$388,455
Total number of portfolio holdings	319
Portfolio turnover rate	284%
Total advisory fees paid (000's)	$578

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000134566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R6 Shares returned 34.43% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	December 23, 2013	34.43%	3.90%	9.00%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Dec. 23, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class R6 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R6 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173218 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R5 Shares returned 34.30% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	September 9, 2016	34.30%	3.80%	8.89%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class R5 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R5 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000190875 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JHUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	$122	1.04%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
The JPMorgan Emerging Markets Equity Fund's Class R4 Shares returned 34.06% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	July 31, 2017	34.06%	3.64%	8.72%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class R4 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R4 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000190874 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JHURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	$151	1.29%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R3 Shares returned 33.77% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	July 31, 2017	33.77%	3.39%	8.46%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class R3 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R3 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000190873 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JHUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	$180	1.54%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R2 Shares returned 33.40% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	July 31, 2017	33.40%	3.13%	8.20%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class R2 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R2 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007192 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class L Shares
Trading Symbol	JMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class L Shares)	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class L Shares returned 34.30% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class L Shares)	November 15, 1993	34.30%	3.80%	8.89%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Nov. 15, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007191 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class I Shares
Trading Symbol	JEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class I Shares)	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class I Shares returned 34.14% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class I Shares)	September 10, 2001	34.14%	3.70%	8.77%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class I Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class I Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000017326 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class C Shares
Trading Symbol	JEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class C Shares)	$203	1.74%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class C Shares, without a sales charge, returned 33.13% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class C Shares)	February 28, 2006	32.13%	2.92%	8.07%
JPMorgan Emerging Markets Equity Fund (Class C Shares) - excluding sales charge		33.13	2.92	8.07
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Feb. 28, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class C Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class C Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007193 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Equity Fund
Class Name	Class A Shares
Trading Symbol	JFAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class A Shares)	$145	1.24%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class A Shares, without a sales charge, returned 33.83% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class A Shares)	September 28, 2001	26.80%	2.33%	7.92%
JPMorgan Emerging Markets Equity Fund (Class A Shares) - excluding sales charge		33.83	3.44	8.50
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69

Performance Inception Date	Sep. 28, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,413,105,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 48,039,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Prior to April 1, 2025, Class A Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class A Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000007217 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class A Shares
Trading Symbol	JSEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class A Shares)	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class A Shares, without a sales charge, returned 20.00% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class A Shares)	February 28, 2002	13.72%	8.57%	6.37%
JPMorgan International Equity Fund (Class A Shares) - excluding sales charge		20.00	9.75	6.95
MSCI EAFE Index (net total return)		23.03	12.33	7.48

Performance Inception Date	Feb. 28, 2002
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,423,980,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 21,044,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007219 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class C Shares
Trading Symbol	JIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class C Shares)	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class C Shares, without a sales charge, returned 19.36% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class C Shares)	January 31, 2003	18.36%	9.20%	6.52%
JPMorgan International Equity Fund (Class C Shares) - excluding sales charge		19.36	9.20	6.52
MSCI EAFE Index (net total return)		23.03	12.33	7.48

Performance Inception Date	Jan. 31, 2003
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,423,980,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 21,044,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007216 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class I Shares
Trading Symbol	VSIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class I Shares)	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class I Shares returned 20.32% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class I Shares)	January 1, 1997	20.32%	10.02%	7.22%
MSCI EAFE Index (net total return)		23.03	12.33	7.48

Performance Inception Date	Jan. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,423,980,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 21,044,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000070619 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R2 Shares)	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R2 Shares returned 19.62% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R2 Shares)	November 3, 2008	19.62%	9.42%	6.64%
MSCI EAFE Index (net total return)		23.03	12.33	7.48

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,423,980,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 21,044,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000033527 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R5 Shares)	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R5 Shares returned 20.46% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R5 Shares)	May 15, 2006	20.46%	10.13%	7.34%
MSCI EAFE Index (net total return)		23.03	12.33	7.48

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,423,980,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 21,044,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000093772 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JNEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R6 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R6 Shares returned 20.54% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R6 Shares)	November 30, 2010	20.54%	10.25%	7.45%
MSCI EAFE Index (net total return)		23.03	12.33	7.48

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,423,980,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 21,044,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000093774 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R6 Shares
Trading Symbol	JNVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R6 Shares)	$64	0.54%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R6 Shares returned 34.96% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R6 Shares)	November 30, 2010	34.96%	19.92%	8.14%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,910,969,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 5,122,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000173219 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R5 Shares
Trading Symbol	JPVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R5 Shares)	$76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R5 Shares returned 34.91% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R5 Shares)	September 9, 2016	34.91%	19.81%	8.03%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,910,969,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 5,122,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000070620 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class R2 Shares
Trading Symbol	JPVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R2 Shares)	$151	1.29%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R2 Shares returned 33.96% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R2 Shares)	November 3, 2008	33.96%	19.04%	7.31%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,910,969,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 5,122,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007228 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class L Shares
Trading Symbol	JNUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class L Shares)	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class L Shares returned 34.82% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class L Shares)	November 4, 1993	34.82%	19.81%	8.02%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47

Performance Inception Date	Nov. 04, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,910,969,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 5,122,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007227 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class I Shares
Trading Symbol	JIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class I Shares)	$87	0.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class I Shares returned 34.77% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class I Shares)	September 10, 2001	34.77%	19.70%	7.91%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,910,969,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 5,122,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000034831 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class C Shares
Trading Symbol	JIUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class C Shares)	$174	1.49%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class C Shares, without a sales charge, returned 33.74% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class C Shares)	July 11, 2006	32.74%	18.81%	7.18%
JPMorgan Developed International Value Fund (Class C Shares) - excluding sales charge		33.74	18.81	7.18
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47

Performance Inception Date	Jul. 11, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,910,969,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 5,122,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007229 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Developed International Value Fund
Class Name	Class A Shares
Trading Symbol	JFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class A Shares)	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class A Shares, without a sales charge, returned 34.40% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class A Shares)	September 28, 2001	27.30%	18.12%	7.05%
JPMorgan Developed International Value Fund (Class A Shares) - excluding sales charge		34.40	19.40	7.63
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47

Performance Inception Date	Sep. 28, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,910,969,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 5,122,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007295 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class A Shares
Trading Symbol	VEUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class A Shares)	$140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class A Shares, without a sales charge, returned 26.22% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class A Shares)	November 2, 1995	19.61%	14.03%	6.56%
JPMorgan Europe Dynamic Fund (Class A Shares) - excluding sales charge		26.22	15.27	7.14
MSCI Europe Index (net total return)		23.19	13.66	7.47

Performance Inception Date	Nov. 02, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 644,719,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,387,000
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007297 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class C Shares
Trading Symbol	VEUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class C Shares)	$196	1.73%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
The JPMorgan Europe Dynamic Fund's Class C Shares, without a sales charge, returned 25.58% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class C Shares)	November 1, 1998	24.58%	14.69%	6.71%
JPMorgan Europe Dynamic Fund (Class C Shares) - excluding sales charge		25.58	14.69	6.71
MSCI Europe Index (net total return)		23.19	13.66	7.47

Performance Inception Date	Nov. 01, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 644,719,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,387,000
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007293 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class I Shares
Trading Symbol	JFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class I Shares)	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class I Shares returned 26.54% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class I Shares)	September 10, 2001	26.54%	15.56%	7.42%
MSCI Europe Index (net total return)		23.19	13.66	7.47

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 644,719,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,387,000
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000007294 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class L Shares
Trading Symbol	JFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class L Shares)	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class L Shares returned 26.73% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class L Shares)	September 10, 2001	26.73%	15.72%	7.57%
MSCI Europe Index (net total return)		23.19	13.66	7.47

Performance Inception Date	Sep. 10, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 644,719,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,387,000
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205200 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Europe Dynamic Fund
Class Name	Class R6 Shares
Trading Symbol	VEUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class R6 Shares)	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class R6 Shares returned 26.85% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class R6 Shares)	October 1, 2018	26.85%	15.84%	7.65%
MSCI Europe Index (net total return)		23.19	13.66	7.47

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 644,719,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,387,000
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000195048 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class R6 Shares
Trading Symbol	JNBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class R6 Shares)	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class R6 Shares returned 11.46% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class R6 Shares)	November 1, 2017	11.46%	6.56%	5.71%
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,471,903,000
Holdings Count | Holding	2,788
Advisory Fees Paid, Amount	$ 32,565,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000042873 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class I Shares
Trading Symbol	JNBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class I Shares)	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class I Shares returned 11.37% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class I Shares)	May 31, 2007	11.37%	6.47%	5.64%
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97

Performance Inception Date	May 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,471,903,000
Holdings Count | Holding	2,788
Advisory Fees Paid, Amount	$ 32,565,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000042872 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class C Shares
Trading Symbol	JNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class C Shares)	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class C Shares, without a sales charge, returned 10.60% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class C Shares)	May 31, 2007	9.60%	5.76%	5.06%
JPMorgan Income Builder Fund (Class C Shares) - excluding sales charge		10.60	5.76	5.06
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97

Performance Inception Date	May 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,471,903,000
Holdings Count | Holding	2,788
Advisory Fees Paid, Amount	$ 32,565,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000042871 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income Builder Fund
Class Name	Class A Shares
Trading Symbol	JNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class A Shares)	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class A Shares, without a sales charge, returned 11.23% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class A Shares)	May 31, 2007	6.20%	5.33%	5.00%
JPMorgan Income Builder Fund (Class A Shares) - excluding sales charge		11.23	6.31	5.48
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97

Performance Inception Date	May 31, 2007
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 8,471,903,000
Holdings Count | Holding	2,788
Advisory Fees Paid, Amount	$ 32,565,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000097802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class A Shares
Trading Symbol	GAOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class A Shares)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class A Shares, without a sales charge, returned 13.05% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class A Shares)	May 31, 2011	7.98%	6.22%	5.88%
JPMorgan Global Allocation Fund (Class A Shares) - excluding sales charge		13.05	7.20	6.37
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class C Shares
Trading Symbol	GAOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class C Shares)	$160	1.50%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class C Shares, without a sales charge, returned 12.48% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class C Shares)	May 31, 2011	11.48%	6.67%	5.94%
JPMorgan Global Allocation Fund (Class C Shares) - excluding sales charge		12.48	6.67	5.94
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097804 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class I Shares
Trading Symbol	GAOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class I Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class I Shares returned 13.35% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class I Shares)	May 31, 2011	13.35%	7.47%	6.64%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000097805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R2 Shares
Trading Symbol	GAONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R2 Shares)	$146	1.37%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R2 Shares returned 12.67% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R2 Shares)	May 31, 2011	12.67%	6.81%	6.01%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	May 31, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205205 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R3 Shares
Trading Symbol	GAOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R3 Shares)	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R3 Shares returned 12.96% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R3 Shares)	October 1, 2018	12.96%	7.06%	6.27%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205204 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R4 Shares
Trading Symbol	GAOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R4 Shares)	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R4 Shares returned 13.19% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R4 Shares)	October 1, 2018	13.19%	7.33%	6.54%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000205203 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R5 Shares
Trading Symbol	GAORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R5 Shares)	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R5 Shares returned 13.42% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R5 Shares)	October 1, 2018	13.42%	7.50%	6.66%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000195049 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	GAOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R6 Shares)	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R6 Shares returned 13.56% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R6 Shares)	November 1, 2017	13.56%	7.61%	6.75%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,893,121,000
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 14,708,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET TYPE (% of Total Investments)
C000106404 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R6 Shares
Trading Symbol	IUENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R6 Shares)	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R6 Shares returned 23.11% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R6 Shares)	November 30, 2011	23.11%	9.21%	7.69%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,623,174,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,589,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106403 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R5 Shares
Trading Symbol	IUEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R5 Shares)	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R5 Shares returned 22.99% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R5 Shares)	November 30, 2011	22.99%	9.10%	7.59%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,623,174,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,589,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106402 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class R2 Shares
Trading Symbol	IUERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R2 Shares)	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R2 Shares returned 22.19% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R2 Shares)	November 30, 2011	22.19%	8.39%	6.88%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,623,174,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,589,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106401 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class I Shares
Trading Symbol	IUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class I Shares)	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class I Shares returned 22.86% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class I Shares)	November 30, 2011	22.86%	8.99%	7.48%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,623,174,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,589,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106400 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class C Shares
Trading Symbol	IUCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class C Shares)	$166	1.50%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class C Shares, without a sales charge, returned 21.97% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class C Shares)	November 30, 2011	20.97%	8.17%	6.77%
JPMorgan International Focus Fund (Class C Shares) - excluding sales charge		21.97	8.17	6.77
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,623,174,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,589,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000106399 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Focus Fund
Class Name	Class A Shares
Trading Symbol	IUAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class A Shares)	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Focus Fund's Class A Shares, without a sales charge, returned 22.58% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class A Shares)	November 30, 2011	16.16%	7.55%	6.62%
JPMorgan International Focus Fund (Class A Shares) - excluding sales charge		22.58	8.71	7.20
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67

Performance Inception Date	Nov. 30, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,623,174,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 7,589,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)

[1]	Includes dividend and interest expenses on short sales.
[2]	Includes dividend and interest expenses on short sales.
[3]	Includes dividend and interest expenses on short sales.